LAND, BUILDING, NET AND CONSTRUCTION IN PROCESS (Details Narrative)	1 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2024 USD ($) a shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) a shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Depreciation expenses				$ 87,250	$ 89,241	$ 52,400	$ 52,400
Payments to acquire productive assets				$ 288,138	$ 354,070	$ 179,700	539,935
Share issued for purchase of land, shares | shares				250,000		250,000
Share issued for purchase of land				$ 150,000		$ 150,000
Land and buildings, net				1,830,344		1,818,825	863,745
Proceeds from sale of construction				1,500,000		1,500,000
Funded amount				500,000		$ 500,000
Number of shares of common stock | shares						2,100,000
Number of value of common stock				89,007		$ 79,658	$ 43,500
Prepaid and Other Current Assets [Member]
Number of shares of common stock | shares							250,000	250,000
Number of value of common stock							$ 150,000	$ 150,000
Plaza Bajamar [Member]
Payments to acquire productive assets						179,700
Payments for construction in process						179,700
Land and buildings, net				$ 0		0	0
Roberto Valdes [Member] | Two Model Villas [Member]
Payments to acquire property, plant, and equipment	$ 250,000	$ 250,000
Payments for construction in process	150,000	150,000
Down payment for purchase of land	$ 100,000	$ 100,000
Roberto Valdes [Member]
Consideration amount			$ 1,000,000
Asset acquisition consideration percentage			100.00%
Oasis Park Project [Member]
Payments to acquire productive assets						$ 766,632
Roberto Valdes [Member]
Asset acquisition consideration percentage				100.00%
Plaza Bajamar [Member]
Area of land acquired | a				1,150
Valle Divino [Member]
Area of land acquired | a				20		20
Construction in process, balance				$ 0		$ 0	0
Payments to acquire productive assets						$ 457,275	$ 457,275
Rancho Costa Verde Development [Member]
Area of land acquired | a				1,000		1,000